9. SANDSTORM FINANCING ARRANGEMENT (Tables)	9 Months Ended
Sep. 30, 2013
Sandstorm Financing Arrangement Tables
Schedule of transaction costs related to the Sandstorm financing agreement
Three Months Ended March 31, 2013

Consultancy & advisory fees	$936,926
Legal fees included in general and adminstration expenses	192,203
Share issuance costs	86,636
$1,215,765